Loans and other financial assets at amortized cost - Changes in allowances for credit losses on loans (Details) - Loans and receivables, category [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (672,636)	₩ (568,100)	₩ (511,699)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(246,530)	(127,446)	(130,977)
Transfer to lifetime expected credit losses	46,227	36,465	30,804
Transfer to credit-impaired financial assets	25,792	6,819	4,670
Net reversal(provision) of allowance for credit losses	(406,628)	(2,560)	58,000
Recovery	0	0	0
Charge-off	0	0	0
Disposal	284	280	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		(13,265)
Others	11,224	(4,829)	(18,898)
Ending balance	(1,242,267)	(672,636)	(568,100)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(1,074,137)	(789,833)	(696,851)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	242,995	121,040	96,219
Transfer to lifetime expected credit losses	(56,541)	(40,764)	(55,323)
Transfer to credit-impaired financial assets	60,230	23,934	29,584
Net reversal(provision) of allowance for credit losses	(209,954)	(390,701)	(169,108)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	931	190	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		2,576
Others	21,718	(579)	5,646
Ending balance	(1,014,758)	(1,074,137)	(789,833)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(587,353)	(528,777)	(699,974)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	3,535	6,406	34,758
Transfer to lifetime expected credit losses	10,314	4,299	24,519
Transfer to credit-impaired financial assets	(86,022)	(30,753)	(34,254)
Net reversal(provision) of allowance for credit losses	(1,194,936)	(467,893)	(444,083)
Recovery	(143,392)	(179,808)	(195,786)
Charge-off	906,665	522,874	627,871
Disposal	326,522	67,480	104,544
Interest income from impaired loans	34,894	21,381	26,415
Changes due to business combinations		(1,517)
Others	11,827	(1,045)	27,213
Ending balance	(717,946)	(587,353)	(528,777)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(147,876)	(136,520)	(121,527)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(25,553)	(21,684)	(23,328)
Transfer to lifetime expected credit losses	10,881	10,211	9,201
Transfer to credit-impaired financial assets	7,085	3,960	2,752
Net reversal(provision) of allowance for credit losses	(41,029)	(734)	(4,456)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	18	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		1,241
Others	(371)	(4,350)	838
Ending balance	(196,845)	(147,876)	(136,520)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(128,089)	(97,604)	(84,463)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	22,750	21,210	19,736
Transfer to lifetime expected credit losses	(12,892)	(11,568)	(11,466)
Transfer to credit-impaired financial assets	24,577	8,975	9,918
Net reversal(provision) of allowance for credit losses	(41,105)	(49,398)	(32,764)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	419	62	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		729
Others	338	(495)	1,435
Ending balance	(134,002)	(128,089)	(97,604)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(241,942)	(206,617)	(205,693)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	2,803	474	3,592
Transfer to lifetime expected credit losses	2,011	1,357	2,265
Transfer to credit-impaired financial assets	(31,662)	(12,935)	(12,670)
Net reversal(provision) of allowance for credit losses	(340,607)	(156,286)	(130,424)
Recovery	(65,639)	(70,077)	(75,058)
Charge-off	301,995	161,850	174,012
Disposal	114,643	21,862	14,890
Interest income from impaired loans	15,553	11,805	13,743
Changes due to business combinations		7,573
Others	22,000	(948)	8,726
Ending balance	(220,845)	(241,942)	(206,617)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(453,621)	(362,766)	(327,460)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(190,665)	(74,402)	(80,803)
Transfer to lifetime expected credit losses	28,452	18,678	14,106
Transfer to credit-impaired financial assets	17,959	2,217	1,562
Net reversal(provision) of allowance for credit losses	(361,735)	(22,646)	49,562
Recovery	0	0	0
Charge-off	0	0	0
Disposal	266	280	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		(14,503)
Others	11,656	(479)	(19,733)
Ending balance	(947,688)	(453,621)	(362,766)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(818,234)	(576,740)	(521,907)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	190,047	68,546	49,902
Transfer to lifetime expected credit losses	(36,229)	(21,502)	(35,706)
Transfer to credit-impaired financial assets	33,272	12,769	18,741
Net reversal(provision) of allowance for credit losses	(153,392)	(303,198)	(91,981)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	512	128	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		1,847
Others	21,380	(84)	4,211
Ending balance	(762,644)	(818,234)	(576,740)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(241,465)	(251,233)	(388,744)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	618	5,856	30,901
Transfer to lifetime expected credit losses	7,777	2,824	21,600
Transfer to credit-impaired financial assets	(51,231)	(14,986)	(20,303)
Net reversal(provision) of allowance for credit losses	(515,711)	(107,038)	(168,323)
Recovery	(44,043)	(55,743)	(55,108)
Charge-off	298,665	140,744	233,507
Disposal	172,519	37,722	64,078
Interest income from impaired loans	19,341	9,576	12,672
Changes due to business combinations		(9,090)
Others	(10,173)	(97)	18,487
Ending balance	(363,703)	(241,465)	(251,233)
Credit card accounts
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(27)	0
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Transfer to credit-impaired financial assets	0	0
Net reversal(provision) of allowance for credit losses	(1,011)	(27)
Recovery	0	0
Charge-off	0	0
Disposal	949	0
Interest income from impaired loans	0	0
Changes due to business combinations		0
Others	0	0
Ending balance	(89)	(27)	0
Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(71,139)	(68,814)	(62,712)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(30,312)	(31,360)	(26,846)
Transfer to lifetime expected credit losses	6,894	7,576	7,497
Transfer to credit-impaired financial assets	748	642	356
Net reversal(provision) of allowance for credit losses	(3,864)	20,820	12,894
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		(3)
Others	(61)	0	(3)
Ending balance	(97,734)	(71,139)	(68,814)
Credit card accounts | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(127,814)	(115,489)	(90,481)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	30,198	31,284	26,581
Transfer to lifetime expected credit losses	(7,420)	(7,694)	(8,151)
Transfer to credit-impaired financial assets	2,381	2,190	925
Net reversal(provision) of allowance for credit losses	(15,457)	(38,105)	(44,363)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations		0
Others	0	0	0
Ending balance	(118,112)	(127,814)	(115,489)
Credit card accounts | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(103,946)	(70,927)	(105,537)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	114	76	265
Transfer to lifetime expected credit losses	526	118	654
Transfer to credit-impaired financial assets	(3,129)	(2,832)	(1,281)
Net reversal(provision) of allowance for credit losses	(338,618)	(204,569)	(145,336)
Recovery	(33,710)	(53,988)	(65,620)
Charge-off	306,005	220,280	220,352
Disposal	39,360	7,896	25,576
Interest income from impaired loans	0	0	0
Changes due to business combinations		0
Others	0	0	0
Ending balance	₩ (133,398)	₩ (103,946)	₩ (70,927)